TRADE ACCOUNTS RECEIVABLE, NET (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 69,106	¥ 50,972
Less: impairment loss for bad and doubtful debt	(612)	(683)
Trade accounts receivable, net	68,494	50,289
Sinopec Group Company [member]
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	7,941	6,398
Associates and joint ventures [member]
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	4,962	4,580
Third parties
Disclosure of trade accounts receivable [line items]
Trade accounts receivable, gross amount	¥ 56,203	¥ 39,994